Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (38,101)	$ (15,941)	$ (65,994)	$ (50,226)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation and amortization	653	273	1,382	723
Non-cash interest expense	1,934		1,292	157
Loss on extinguishment of debt			199	916
Change in fair value of derivatives	3,597		863
Loss on disposal of property and equipment			36
Warrant expense			391	38
Provision for excess and obsolete inventory	9	36	145	150
Allowance (reversal) for doubtful accounts	171	(196)	67	266
Stock-based compensation	14,493	356	1,525	3,534
Changes in assets and liabilities
Accounts receivable	(1,108)	(1,742)	(1,267)	(6,453)
Inventories	537	(2,252)	(2,285)	(3,376)
Prepaid expenses and other current assets	(2,424)	85	(1,753)	(733)
Other non-current assets	(53)	(743)	(551)	(201)
Accounts payable	1,732	546	(58)	2,871
Accrued expenses	1,331	(103)	2,861	(1,424)
Other non-current liabilities	620		1,051
Deferred revenue	2,279	3,224	8,454	6,133
Net cash used in operating activities	(14,330)	(16,457)	(53,642)	(47,625)
Investing activities
Purchase of property and equipment	(290)	(105)	(269)	(908)
Development of internal software	(1,446)	(1,670)	(5,000)	(2,854)
Purchase of intangible assets		(104)	(199)	(4)
Net cash used in investing activities	(1,736)	(1,879)	(5,468)	(3,766)
Financing activities
Proceeds from issuance of convertible promissory notes, net of issuance costs			49,955	8,995
Proceeds from issuance of term loan, net of issuance costs			4,927
Proceeds from unsecured loan			3,441
Repayment of unsecured loan			(3,441)
Proceeds from issuance of common stock	2,035	44	226	304
Proceed from revolving credit facility	53
Net cash provided by financing activities	2,088	10,344	65,408	66,087
Effect of exchange rate on cash	(9)		13
Net change in cash and cash equivalents	(13,987)	(7,992)	6,311	14,696
Cash and cash equivalents, Beginning of period	60,529	54,218	54,218	39,522
Cash and cash equivalents, End of period	46,542	46,226	60,529	54,218
Supplemental disclosure of cash flow information
Cash paid during the year for Interest			92
Cash paid during the year for Income taxes			8	58
Supplemental disclosure of non-cash investing and financing activities
Capitalization of stock-based compensation to internally developed software	21	10	35	133
Bifurcation of derivative liabilities component of issuance of convertible promissory notes and term loan			12,527
Capitalization of transaction costs	3,412		653
Accrued fixed assets	67		42
Receivable from option exercises	$ 781
Series B Preferred Stock [Member]
Financing activities
Proceeds from issuance of preferred stock, net of issuance costs				246
Series B-1 Preferred Stock [Member]
Financing activities
Proceeds from issuance of preferred stock, net of issuance costs		$ 10,300	$ 10,300	$ 56,542